EARNINGS PER SHARE (Details)	12 Months Ended
	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2014 CNY (¥) ¥ / shares shares	Dec. 31, 2013 CNY (¥) ¥ / shares shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net income attributable to JinkoSolar Holding Co., Ltd.	$ 105,553,048	¥ 683,751,534	¥ 673,025,055	¥ 188,011,825
Net income attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders-Diluted | ¥		¥ 683,751,534	¥ 593,057,274	¥ 188,011,825
Denominator for basic calculation-weighted average number of ordinary shares outstanding | shares	124,618,416	124,618,416	122,980,870	94,018,394
Denominator for diluted calculation-weighted average number of ordinary shares outstanding | shares	127,802,961	127,802,961	153,786,531	96,035,985
Basic earnings per share attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders | (per share)	$ 0.85	¥ 5.49	¥ 5.47	¥ 2.00
Diluted earnings per share attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders | (per share)	$ 0.83	¥ 5.35	¥ 3.86	¥ 1.96
Accretion to redemption value of redeemable Non-controlling interests	$ 26,604,780	¥ 172,340,442	¥ 52,320,700
2016 Notes [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Dilutive effect | ¥			¥ 64,960,833
Dilutive effect | shares			26,870,920
Exchange Gain On Convertible Senior Notes [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Dilutive effect | ¥			¥ 5,862,093
Change In Fair Value Of Convertible Senior Notes [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Dilutive effect | ¥			¥ (150,790,707)
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Dilutive effect | shares	3,184,545	3,184,545	3,934,741	2,017,591